Liquidity and Going Concern Considerations (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Liquidity and Going Concern Considerations (Details) [Line Items]
Net loss	$ (4,853,385)	$ (1,794,164)
Operating activities continuing operation	(7,536,089)	(1,957,531)
Accumulated deficit	(23,336,428)		$ (18,541,751)
Working capital deficit	3,168,452
Cash and cash equivalent	137,076	$ 1,170,865	737,020
Deferred revenue	4,170,793		2,707,069
Short term bank loans	2,191,079
Long-term loans	964,626		$ 1,766,986
Convertible Note [Member]
Liquidity and Going Concern Considerations (Details) [Line Items]
Converted fair value	$ 5,860,000